Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.22738%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$666,058.32

Principal:
Principal Collections	$14,736,438.94
Prepayments in Full	$5,219,566.66
Liquidation Proceeds	$225,658.38
Recoveries	$184,255.83
Sub Total	$20,365,919.81
Collections	$21,031,978.13

Purchase Amounts:
Purchase Amounts Related to Principal	$287,219.57
Purchase Amounts Related to Interest	$1,600.08
Sub Total	$288,819.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,320,797.78

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	40
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,320,797.78
Servicing Fee	$262,410.91	$262,410.91	$0.00	$0.00	$21,058,386.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,058,386.87
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,058,386.87
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,058,386.87
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$21,058,386.87
Interest - Class A-4 Notes	$298,190.25	$298,190.25	$0.00	$0.00	$20,760,196.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,760,196.62
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$20,651,763.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,651,763.70
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$20,574,867.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,574,867.87
Regular Principal Payment	$19,061,405.80	$19,061,405.80	$0.00	$0.00	$1,513,462.07
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,513,462.07
Residual Released to Depositor	$0.00	$1,513,462.07	$0.00	$0.00	$0.00
Total		$21,320,797.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,061,405.80
Total					$19,061,405.80
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$19,061,405.80	$107.46	$298,190.25	$1.68	$19,359,596.05	$109.14
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$19,061,405.80	$10.33	$483,519.00	$0.26	$19,544,924.80	$10.59

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$165,661,252.70	0.9339342	$146,599,846.90	0.8264734
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$257,941,252.70	0.1397556	$238,879,846.90	0.1294279

Pool Information
Weighted Average APR	2.732%	2.738%
Weighted Average Remaining Term	24.51	23.77
Number of Receivables Outstanding	29,840	28,878
Pool Balance	$314,893,093.39	$294,208,644.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$294,854,537.98	$275,793,132.18
Pool Factor	0.1576560	0.1473000

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$18,415,512.24
Targeted Overcollateralization Amount	$55,328,797.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,328,797.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		80	$215,565.42
(Recoveries)		137	$184,255.83
Net Loss for Current Collection Period			$31,309.59
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1193%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4206%
Second Prior Collection Period			0.4630%
Prior Collection Period			0.2538%
Current Collection Period			0.1234%
Four Month Average (Current and Prior Three Collection Periods)			0.3152%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,752	$16,341,381.60
(Cumulative Recoveries)			$3,345,353.16
Cumulative Net Loss for All Collection Periods			$12,996,028.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6507%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,438.84
Average Net Loss for Receivables that have experienced a Realized Loss			$2,734.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.44%	265	$4,248,401.77
61-90 Days Delinquent	0.18%	32	$539,671.80
91-120 Days Delinquent	0.05%	9	$139,056.46
Over 120 Days Delinquent	0.25%	41	$737,802.74
Total Delinquent Receivables	1.93%	347	$5,664,932.77

Repossession Inventory:
Repossessed in the Current Collection Period		13	$204,874.19
Total Repossessed Inventory		29	$539,642.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3068%
Prior Collection Period			0.3251%
Current Collection Period			0.2840%
Three Month Average			0.3053%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4815%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	40

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	60	$856,048.30
2 Months Extended	107	$1,752,849.30
3+ Months Extended	14	$217,134.73

Total Receivables Extended	181	$2,826,032.33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer